LONG-TERM DEBT AND OTHER DEBTS - Narrative (Details)												3 Months Ended		9 Months Ended			12 Months Ended
	Nov. 15, 2024 USD ($)	Jul. 01, 2024 CAD ($)	Jun. 30, 2024	Jun. 27, 2024 USD ($)	Jun. 25, 2024	Jul. 19, 2023 USD ($) shares	Jul. 19, 2023 CAD ($) shares	Feb. 08, 2023	Nov. 08, 2022 CAD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 27, 2024 CAD ($)	May 08, 2024 USD ($)	May 07, 2024 USD ($)	Jul. 19, 2023 CAD ($)	Mar. 20, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Jan. 25, 2022 USD ($)	Aug. 11, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 292,636,055		$ 292,636,055			$ 224,942,365
Proceeds from the 2023 Debentures Financing, net of issuance costs												0	$ 139,090,995	0		$ 139,090,995
Public warrants
Disclosure of detailed information about borrowings [line items]
Warrant liability												2,096,248		2,096,248			8,558,066						$ 13,080,646
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)				13.00%														13.00%
Government Assistance Receivables
Disclosure of detailed information about borrowings [line items]
Reduction in property, plant and equipment														(7,072,058)			(7,018,905)
Development Costs
Disclosure of detailed information about borrowings [line items]
Decrease through government assistance														338,034			310,311
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount																								$ 200,000,000	$ 100,000,000
Debt, extended maturity (in years)																								1 year
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 8.2)
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 50,000,000	27,307,848		27,307,848			23,573,074				$ 50,000,000	$ 26,991,772
Proportion of amount disbursed forgiven (as a percent)											30.00%
Eligible reimbursement on incurred debt cost							$ 50,000,000
Borrowings maturity, term (in years)											10 years
Borrowings, interest rate (as a percent)											4.41%
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 8.2) | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Non-compliance financial penalties																					3,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 8.2) | Top of Range
Disclosure of detailed information about borrowings [line items]
Non-compliance financial penalties																					$ 15,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 8.3)
Disclosure of detailed information about borrowings [line items]
Notional amount												21,807,465		21,807,465			21,982,156
Borrowings										$ 49,950,000		$ 15,455,189		$ 15,455,189			15,124,280						6,189,814
Proportion of amount disbursed forgiven (as a percent)										30.00%
Borrowings maturity, term (in years)					15 years
Discount rate (as a percent)												4.03%		4.03%
Borrowings, fair value												$ 7,410,092		$ 7,410,092			7,329,216
Loans on research and development tax credits and subsidies receivable, maturing November 30, 2024 (Note 8.4)
Disclosure of detailed information about borrowings [line items]
Borrowings												22,659,723		22,659,723			22,682,595
Maximum borrowing capacity									$ 30,000,000
Borrowings, interest rate (as a percent)									10.95%
Advances									$ 30,000,000
Capitalized interests									$ 588,359
Loans on research and development tax credits and subsidies receivable, maturing November 30, 2024 (Note 8.4) | Loan Amendment
Disclosure of detailed information about borrowings [line items]
Available liquidity amount		$ 25,000,000
Borrowings, interest rate (as a percent)		12.95%
Capitalization interest payable (as a percent)		50.00%
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 8.5)
Disclosure of detailed information about borrowings [line items]
Borrowings												0		0			10,361
Credit Facility | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term (in years)								30 days
Credit Facility | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term (in years)								120 days
Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)								2.50%
Borrowings, adjustment to interest rate basis																			1.00%
Non Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 42,237,853						47,539,002		47,539,002			44,532,212						42,237,853
Borrowings maturity, term (in years)						30 days	30 days
Maximum borrowing capacity						$ 44,148,002
Borrowings, interest rate (as a percent)						11.00%															11.00%
Borrowings, interest rate (as a percent)						100.00%															100.00%
Debt instrument, covenant, default period (in days)						15 days	15 days
Default threshold amount for payment acceleration						$ 15,000,000
Effective interest rate (as a percent)						22.54%															22.54%
Borrowing costs incurred						$ (1,910,149)
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Borrowings						41,743,240						$ 49,494,383		$ 49,494,383			44,656,323						41,743,240
Maximum borrowing capacity						$ 43,662,941
Borrowings, interest rate (as a percent)						0.75%															0.75%
Borrowings, interest rate (as a percent)												150.00%		150.00%
Default threshold amount for payment acceleration						$ 15,000,000
Issuance of shares through "at-the-market" equity program (in shares) | shares						258,155	258,155
Effective interest rate (as a percent)						21.02%															21.02%
Borrowing costs incurred						$ (1,919,701)
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 74,005,000
Borrowings, interest rate (as a percent)						13.00%															13.00%
Debt instrument, covenant, default period (in days)						15 days	15 days
Revolving Credit Facility, July 2024 Amendment
Disclosure of detailed information about borrowings [line items]
Percentage of revolving credit facility available to drawn														50.00%	50.00%
Number of consecutive days under revolving credit facility														30 days	30 days
Maximum cash and cash equivalents to be maintained for revolving credit facility												$ 5,000,000		$ 5,000,000
Available liquidity amount															$ 15,000,000
Revolving Credit Facility, July 2024 Amendment | Tangible Net Worth Test
Disclosure of detailed information about borrowings [line items]
Tangible net worth test amount	$ 40,000,000
Investissement Quebec secured loan under the Project ESSOR related to the financing of equipment at the Saint-Jerome Manufacturing Plant (Note 8.8)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 3,653,102								3,825,667		3,825,667			0	$ 5,000,000
Borrowings maturity, term (in years)				3 years
Capitalized interests														121,266
Unsecured loan borrowing capacity under conditions				$ 5,479,652														$ 7,500,000
2023 Debenture Financing
Disclosure of detailed information about borrowings [line items]
Borrowings												4,041,036		4,041,036			25,034,073						30,342,059
Proceeds from the 2023 Debentures Financing, net of issuance costs						$ 142,920,845
Non-Convertible Debentures, Warrants | Public warrants
Disclosure of detailed information about borrowings [line items]
Warrant liability												$ 3,051,899		$ 3,051,899			$ 18,043,426						$ 24,767,843
Supplier Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings																			$ 10,000,000	$ 5,000,000
Non-Convertible Debentures and July 2023 Warrants
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 68,915,845															$ 90,900,000
Capitalization interest payable (as a percent)			50.00%